SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of error corrections and prior period adjustments
Revision of Prior Period Financial Statements

In 2017, management identified errors in its previous financial statements. These errors primarily related to errors in the calculation of policyholders’ benefit reserves for one of the Company’s variable annuity products with indexed-linked features and the calculation of DAC amortization for certain variable and interest sensitive life products. Management evaluated the impact of these errors both individually and in the aggregate and concluded they were not material to any previously reported annual and quarterly financial statements. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated balance sheet as of December 31, 2016 and 2015 and the related consolidated statements of income (loss), comprehensive income (loss), shareholders’ equity and of cash flows for the years ended December 31, 2016, 2015 and 2014 to include the revisions discussed above and all previously recorded out-of-period adjustments in each of the applicable periods for comparability purposes. The impacts of these revisions to each of the previously reported consolidated statements are disclosed below. This information has been corrected from the information previously presented in the third quarter 2017 Form 10-Q (the “Q3 2017 Form 10-Q”).

	As Previously Reported		Impact of Revisions (1)		As Revised
	December 31,		December 31,		December 31,
	2016	2015	2016	2015	2016	2015
	(In millions)
Assets:
Real estate held for production of income	$45	$—	$11	$—	$56	$—
Other equity investments	1,363	1,477	(40)	(81)	1,323	1,396
Trading securities, at fair value	9,134	6,805	—	81	9,134	6,886
Other invested assets	2,186	1,788	40	—	2,226	1,788
Total investments	58,416	52,527	11	—	58,427	52,527
DAC	4,301	4,469	6	105	4,307	4,574
Amounts due from reinsurers	4,635	4,466	19	37	4,654	4,503
Guaranteed minimum income benefit reinsurance asset, at fair value	10,309	10,570	7	15	10,316	10,585
Other assets	4,260	4,634	—	13	4,260	4,647
Total Assets	$203,764	$194,626	$43	$170	$203,807	$194,796

Liabilities:
Policyholders' account balances	$38,782	$33,033	$43	$(138)	$38,825	$32,895
Future policyholders' benefits and other policyholders' liabilities	25,358	24,531	145	355	25,503	24,886
Current and deferred taxes	3,816	4,647	(52)	40	3,764	4,687
Other liabilities	2,108	2,586	—	(52)	2,108	2,534
Total Liabilities	186,945	177,018	136	205	187,081	177,223

Equity:
Retained Earnings	7,983	8,958	(104)	(11)	7,879	8,947
Accumulated other comprehensive income (loss)	7	228	—	3	7	231
AXA Equitable Equity	13,331	14,509	(104)	(8)	13,227	14,501
Noncontrolling interest	3,085	3,086	11	(27)	3,096	3,059
Equity	16,416	17,595	(93)	(35)	16,323	17,560

Total Liabilities and Equity	$203,764	$194,626	$43	$170	$203,807	$194,796

(1)
In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in Note 2 to the financial statements of the Q3 2017 Form 10-Q.  The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

	As Previously Reported			Impact of Revisions (1)			As Revised
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(In millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$3,423	$3,208	$3,115	$194	$323	$242	$3,617	$3,531	$3,357
Premiums	880	854	874	(26)	(26)	(27)	854	828	847
Net derivative gains (losses)	(1,280)	(208)	5,409	43	(140)	(65)	(1,237)	(348)	5,344
Total revenues	9,148	9,833	15,480	211	157	150	9,359	9,990	15,630
Benefits and other deductions:
Policyholders' benefits	2,913	2,743	3,579	174	126	453	3,087	2,869	4,032
Interest credited to Policyholder's Account Balances	978	1,048	1,155	101	(75)	(126)	1,079	973	1,029
Amortization of deferred policy acquisition costs, net	162	(331)	(413)	97	17	29	259	(314)	(384)
Other operating costs and expenses	1,458	1,415	1,692	—	82	(24)	1,458	1,497	1,668
Total benefits and other deductions	8,717	8,183	9,365	372	150	332	9,089	8,333	9,697

Income (loss) from operations, before income taxes	431	1,650	6,115	(161)	7	(182)	270	1,657	5,933
Income tax (expense) benefit	113	(186)	(1,695)	95	(7)	58	208	(193)	(1,637)

Net income (loss)	544	1,464	4,420	(66)	—	(124)	478	1,464	4,296

Less: net (income) loss attributable to the noncontrolling interest	(469)	(403)	(387)	(27)	5	5	(496)	(398)	(382)

Net income (loss) attributable to AXA Equitable	$75	$1,061	$4,033	$(93)	$5	$(119)	$(18)	$1,066	$3,914

Statements of Comprehensive Income (Loss):

Net income (loss)	$544	$1,464	$4,420	$(66)	$—	$(124)	$478	$1,464	$4,296
Change in unrealized gains (losses), net of reclassification adjustment	(217)	(881)	969	(3)	3	—	(220)	(878)	969
Total other comprehensive income (loss), net of income taxes	(238)	(910)	925	(3)	3	—	(241)	(907)	925
Comprehensive income (loss)	306	554	5,345	(69)	3	(124)	237	557	5,221
Less: Comprehensive (income) loss attributable to noncontrolling interest	(452)	(388)	(358)	(27)	5	5	(479)	(383)	(353)
Comprehensive income (loss) attributable to AXA Equitable	$(146)	$166	$4,987	$(96)	$8	$(119)	$(242)	$174	$4,868

(1)
In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in Note 2 to the financial statements of the Q3 2017 Form 10-Q.  The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

	As Previously Reported			Impact of Revisions (1)			As Revised
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(In millions)
Statements of Equity:
Capital in excess of par value, beginning of year	$5,321	$5,957	$5,934	$—	$—	$(26)	$5,321	$5,957	$5,908
Deferred tax on dividend of AB Units	—	(35)	(26)	—	—	26	—	(35)	—
Capital in excess of par value, end of year	5,339	5,321	5,957	—	—	—	5,339	5,321	5,957

Retained earnings, beginning of year	$8,958	$8,809	$5,205	$(11)	$(16)	$55	$8,947	$8,793	$5,260
Stockholder dividends	(1,050)	(912)	(429)	—	—	48	(1,050)	(912)	(381)
Net income (loss)	75	1,061	4,033	(93)	5	(119)	(18)	1,066	3,914
Retained earnings, end of period	7,983	8,958	8,809	(104)	(11)	(16)	7,879	8,947	8,793
Accumulated other comprehensive income (loss), beginning of year	228	351	(603)	3	—	—	231	351	(603)
Other comprehensive income (loss)	(221)	(895)	954	(3)	3	—	(224)	(892)	954
Accumulated other comprehensive income (loss), end of year	7	228	351	—	3	—	7	231	351
Total AXA Equitable’s equity, end of period	13,331	14,509	15,119	(104)	(8)	(16)	13,227	14,501	15,103

Noncontrolling interest, beginning of year	3,086	2,989	2,903	(27)	(22)	31	3,059	2,967	2,934
Net income (loss) attributable to noncontrolling interest	464	403	387	27	(5)	(5)	491	398	382
Dividend of AB Units by AXA Equitable to AXA Financial	—	145	48	—	—	(48)	—	145	—
Other changes in noncontrolling interest	104	132	143	11	—	—	115	132	143
Noncontrolling interest, end of year	3,085	3,086	2,989	11	(27)	(22)	3,096	3,059	2,967

Total Equity, End of Period	$16,416	$17,595	$18,108	$(93)	$(35)	$(38)	$16,323	$17,560	$18,070

Statements of Cash flows:
Cash flow from operating activities:
Net income (loss)	$544	$1,464	$4,420	$(66)	$—	$(124)	$478	$1,464	$4,296
Policy charges and fee income	(3,423)	(3,208)	(3,115)	(194)	(323)	(242)	(3,617)	(3,531)	(3,357)
Interest credited to policyholders’ account balances	978	1,048	1,155	101	(75)	(126)	1,079	973	1,029
Net derivative (gains) loss	1,280	208	(5,409)	(43)	140	65	1,237	348	(5,344)
Amortization of deferred cost of reinsurance asset	159	39	302	—	82	(10)	159	121	292
Changes in:
Future policy benefits	803	878	1,518	(30)	165	292	773	1,043	1,810
Deferred Policy Acquisition costs	162	(331)	(413)	97	17	29	259	(314)	(384)
Reinsurance recoverable	(534)	(916)	(488)	230	(13)	174	(304)	(929)	(314)
Current and deferred income taxes	(771)	258	1,448	(95)	7	(58)	(866)	265	1,390
Other	31	111	(98)	—	(80)	39	31	31	(59)
Net cash provided by (used in) operating activities	$(461)	$(244)	$(639)	$—	$(80)	$39	$(461)	$(324)	$(600)

Cash flows from financing activities:
Policyholders' accounts balance deposits	$9,342	$5,757	$6,011	$404	$—	$—	$9,746	$5,757	$6,011

Policyholders' accounts balance transfer (to) from Separate Accounts	1,606	1,045	815	(404)	—	—	1,202	1,045	815
(Decrease) increase in overdrafts payable	(85)	—	—	—	80	(39)	(85)	80	(39)
Net cash provided by (used in) financing activities	$5,751	$3,034	$3,843	$—	$80	$(39)	$5,751	$3,114	$3,804

Schedule of accounting changes
The following table presents the effects of the accounting change to the Company's previously reported consolidated balance sheet as of December 31, 2016 and 2015 and the related consolidated statements of income (loss), comprehensive income (loss), shareholders’ equity and of cash flows for the years ended December 31, 2016, 2015 and 2014. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q:

	As Previously Reported and Adjusted Herein		Impact of Accounting Change (1)		As Revised
	December 31,		December 31,		December 31,
	2016	2015	2016	2015	2016	2015
	(In millions)
Assets:
DAC	4,307	4,574	545	565	4,852	5,139
Total Assets	$203,807	$194,796	$545	$565	$204,352	$195,361

Liabilities:
Future policyholders' benefits and other policyholders' liabilities	25,503	24,886	3,436	3,588	28,939	28,474
Current and deferred taxes	3,764	4,687	(1,013)	(1,058)	2,751	3,629
Total Liabilities	187,081	177,223	2,423	2,530	189,504	179,753

Equity:
Retained Earnings	7,879	8,947	(1,874)	(1,949)	6,005	6,998
Accumulated other comprehensive income (loss)	7	231	(4)	(16)	3	215
AXA Equitable Equity	13,227	14,501	(1,878)	(1,965)	11,349	12,536
Equity	16,323	17,560	(1,878)	(1,965)	14,445	15,595

Total Liabilities and Equity	$203,807	$194,796	$545	$565	$204,352	$195,361

(1)
In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in Note 2 to the financial statements of the Q3 2017 Form 10-Q.  The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

	As Previously Reported and Adjusted Herein			Impact of Accounting Change (1)			As Revised
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(In millions)
Statements of Income (Loss):
Revenues:
Policy charges and fee income	$3,617	$3,531	$3,357	$(273)	$(240)	$(207)	$3,344	$3,291	$3,150
Net derivative gains (losses)	(1,237)	(348)	5,344	74	(727)	(1,789)	(1,163)	(1,075)	3,555
Total revenues	9,359	9,990	15,630	(199)	(967)	(1,996)	9,160	9,023	13,634
Benefits and other deductions:
Policyholders' benefits	3,087	2,869	4,032	(342)	(412)	(324)	2,745	2,457	3,708
Amortization of deferred policy acquisition costs	259	(314)	(384)	28	60	34	287	(254)	(350)
Total benefits and other deductions	9,089	8,333	9,697	(314)	(352)	(290)	8,775	7,981	9,407

Income (loss) from operations, before income taxes	270	1,657	5,933	115	(615)	(1,706)	385	1,042	4,227
Income tax (expense) benefit	208	(193)	(1,637)	(40)	216	597	168	23	(1,040)

Net income (loss)	478	1,464	4,296	75	(399)	(1,109)	553	1,065	3,187

Net income (loss) attributable to AXA Equitable	$(18)	$1,066	$3,914	$75	$(399)	$(1,109)	$57	$667	$2,805

Statements of Comprehensive Income (Loss):

Net income (loss)	$478	$1,464	$4,296	$75	$(399)	$(1,109)	$553	$1,065	$3,187
Change in unrealized gains (losses), net of reclassification adjustment	(220)	(878)	969	12	50	(57)	(208)	(828)	912
Total other comprehensive income (loss), net of income taxes	(241)	(907)	925	12	50	(57)	(229)	(857)	868
Comprehensive income (loss)	237	557	5,221	87	(349)	(1,166)	324	208	4,055
Comprehensive income (loss) attributable to AXA Equitable	$(242)	$174	$4,868	$87	$(349)	$(1,166)	$(155)	$(175)	$3,702

(1)
In the Q3 2017 Form 10-Q the Company reported revisions to errors which were determined to be immaterial and presented information reflecting the impact of a change in accounting principle. This was presented in Note 2 to the financial statements of the Q3 2017 Form 10-Q.  The Company is now filing the Form 8-K to which this Exhibit 99.1 is attached to reflect the change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Q3 2017 Form 10-Q, the Company identified certain additional errors that were not material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being revised, as well as errors related to the impact of the change in accounting principle, and thus these figures differ from what was reported in the Q3 2017 Form 10-Q.

	As Previously Reported and Adjusted Herein			Impact of Accounting Change (1)			As Revised
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014	2016	2015	2014
	(In millions)
Statements of Equity:
Retained earnings, beginning of year	$8,947	$8,793	$5,260	$(1,949)	$(1,550)	$(441)	$6,998	$7,243	$4,819
Stockholder dividends	(1,050)	(912)	(381)	—	—	—	(1,050)	(912)	(381)
Net income (loss)	(18)	1,066	3,914	75	(399)	(1,109)	57	667	2,805
Retained earnings, end of period	7,879	8,947	8,793	(1,874)	(1,949)	(1,550)	6,005	6,998	7,243

Accumulated other comprehensive income (loss), beginning of year	231	351	(603)	(16)	(66)	(9)	215	285	(612)
Other comprehensive income (loss)	(224)	(892)	954	12	50	(57)	(212)	(842)	897
Accumulated other comprehensive income (loss), end of year	7	231	351	(4)	(16)	(66)	3	215	285

Total AXA Equitable’s equity, end of period	13,227	14,501	15,103	(1,878)	(1,965)	(1,616)	11,349	12,536	13,487

Total Equity, End of Period	$16,323	$17,560	$18,070	$(1,878)	$(1,965)	$(1,616)	$14,445	$15,595	$16,454

Statements of Cash flows:
Cash flow from operating activities:
Net income (loss)	$478	$1,464	$4,296	$75	$(399)	$(1,109)	$553	$1,065	$3,187
Policy charges and fee income	(3,617)	(3,531)	(3,357)	273	240	207	(3,344)	(3,291)	(3,150)
Net derivative (gains) loss	1,237	348	(5,344)	(74)	727	1,789	1,163	1,075	(3,555)
Changes in:
Future policy benefits	773	1,043	1,810	(342)	(412)	(324)	431	631	1,486
Deferred Policy Acquisition costs	259	(314)	(384)	28	60	34	287	(254)	(350)
Current and deferred income taxes	(866)	265	1,390	40	(216)	(597)	(826)	49	793
Net cash provided by (used in) operating activities	$(461)	$(324)	$(600)	$—	$—	$—	$(461)	$(324)	$(600)